INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

5.           INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2017	2018
Educational merchandise	3,549	4,811
	3,549	4,811

No inventory reserve was provided for the years ended December 31, 2016, 2017 and 2018.